Revenue	12 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue	Revenue

Accounting policy
(a)Commodities
Revenue from metal sales is recognised when the group satisfies its performance obligations under its contract with the customer, by transferring such metals to the customer's control. The group sells gold, copper concentrate (including contained silver), uranium and refined silver from multiple operations with varying contract terms. The transaction price is measured based on the consideration specified in the contract with the customer and is driven by quoted market prices of the metals at the respective control transfer points.
Copper and silver concentrate sales from the Cornish, Scottish and Australian (CSA) operation are provisionally priced, with the selling price subject to final adjustments based on the London Metal Exchange (LME) prices for the quotational period specified in the offtake agreement. Revenue is initially recognised when control transfers using the forward LME price to the estimated quotational period end date, net of treatment and refining charges. This forward price represents management's best estimate of the transaction price at the date control transfers. The period between initial provisional pricing and final pricing is typically between 30 and 90 days.
Subsequent to initial recognition, the provisionally priced receivable is measured at fair value through profit or loss, with changes in fair value recognised as provisional pricing adjustments within revenue. Fair value is estimated by reference to forward market prices on the LME for copper and silver. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
For CSA copper concentrate containing both copper and silver, the transaction price is allocated to copper and silver based on their relative fair values at the date control transfers, determined by reference to forward market prices for the respective quotational periods on the LME. Both metals are provisionally priced and the receivables for both copper and silver are measured at fair value through profit or loss under IFRS 9.
The group is responsible for providing certain shipping and insurance services to the customer, which is generally before the date at which the group has transferred control of the goods. These services are not distinct within the context of the contract, and they are not separately identifiable from other promises within the contract. Accordingly, shipping and insurance services are not considered separate performance obligations and are treated as costs to fulfil the promise to transfer the related products. Any customer payments of shipping and handling costs are recorded within revenue. While the group’s customer has an option to take deliveries of the goods on Cost and Freight (CFR) and Cost, Insurance and Freight (CIF) basis, the customer generally opts for Free on Board
(FOB) based delivery where the group is responsible for loading the purchased goods onto the ship, and all costs associated up to that point.
(b)Toll treatment
The group has entered into agreements with various third parties to treat gold-bearing material at certain of the group's metallurgical plants in South Africa. The determination of the consideration receivable is set out in each individual contract, based on the third parties' specific circumstances. Revenue from toll treatment services is recognised as the group satisfies its single performance obligation under its contract with the third parties, which is the recovery of the gold through the treatment process and the facilitation of the ultimate sale of recovered gold. This is satisfied over time. The gold-bearing material, and thereafter recovered gold, remains at all times under control of the third parties until the ultimate sale of the recovered gold. Harmony therefore acts as agent in treating the gold-bearing material. Settlement is done in the month following the sale of gold (see below).
Subsequent to treatment, the group delivers the recovered gold on behalf of the third parties to Rand Refinery for further refining, whereafter it is sold. The group acts as an agent in the sales process, receiving payment on behalf of the third parties before transferring the amounts owed to them.
4Revenue continued

Accounting policy continued
(c)Hedging
The effective portion of gains or losses on the derivatives designated as cash flow hedging items (forecast sales transactions) are recognised in revenue when the forecast sales transactions occur. See the accounting policy for derivatives and hedging activities in note 2.

	SA Rand
Figures in million	2026	2025	2024
Commodities
Gold (a)	101 582	75 240	59 212
Copper (b)	3 375	—	—
Silver (c)	2 418	1 810	1 667
Uranium (d)	566	822	866
	107 941	77 872	61 745
Toll treatment services (e)	743	532	576
Revenue from contracts with customers	108 684	78 404	62 321
Consideration from streaming contract	—	86	323
Hedging loss (f)	(9 649)	(4 594)	(1 265)
Adjustments relating to CSA operation copper provisional pricing (g)	126	—	—
Adjustments relating to CSA operation silver provisional pricing (g)	77	—	—
Total revenue (h)	99 238	73 896	61 379
Revenue from contracts with customers
The points of transfer of control are as follows:

Gold and silver: South Africa (excluding streaming contract)	Metal is delivered and certificate of sale is issued.
Gold: Streaming contract (Mine Waste Solutions)	Gold is delivered and credited into the Franco-Nevada designated gold account.
Gold and silver: Hidden Valley	Metal is collected from Hidden Valley and a confirmation of collection is sent to and accepted by the customer.
Copper and silver: CSA
Copper concentrate is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer’s premises and the customer has gained control.

Uranium (Moab Khotsong)	Confirmation of transfer is issued.
Toll treatment services	As the gold-bearing material is treated and processed over time.
(a)The increase in gold revenue during the 2026 financial year is due to the average dollar gold price increasing by 45.5%, from
US$2 620/oz in the 2025 year to US$3 811/oz in 2026. This was partially offset by a 3.8% decrease in gold sold from
46 193kg to 44 418kg, coupled with the strengthening of the Rand/US$ exchange rate from an average of R18.15/US$ to
R16.89/US$.
The increase in gold revenue during the 2025 financial year is due to the average dollar gold price increasing by 31.1%, from
US$1 999/oz in the 2024 year to US$2 620/oz in 2025. This was offset by a 4.2% decrease in gold sold from 48 222kg to
46 193kg, coupled with the strengthening of the Rand/US$ exchange rate from an average of R18.70/US$ to R18.15/US$.
(b)Copper concentrate is derived from the CSA operation in Australia acquired as part of the MAC Copper acquisition. This relates to the revenue initially recognised when control transfers using the forward LME price to the estimated quotational period end date.
(c)Substantially all of the group's silver is derived from the Hidden Valley mine in Papua New Guinea. The increase in silver revenue in the 2026 financial year is mainly due to the average dollar silver price increasing by 112.6% from US$31.20/oz in the 2025 year to US$66.34/oz. This was offset by silver sold decreasing by 29.5% from 99 523kg in the 2025 year to
70 126kg.
The increase in silver revenue in the 2025 financial year is mainly due to a 26.2% increase in the average dollar silver price from US$24.72/oz in the 2024 year to US$31.20/oz. This was offset by silver sold decreasing by 11.3% to 99 523kg from
112 211kg in 2024.
(d)Uranium is derived from the Moab Khotsong operation. The decrease is mainly due to uranium sold decreasing by 30.0%
from 256 734kg in the 2025 year to 179 623kg in 2026.
The decrease in 2025 is due to uranium sold decreasing by 7.5% to 256 734kg from 277 599kg in 2024.
4Revenue continued
(e)The fees for services rendered for the treatment of third-party gold-bearing material at the Doornkop of R232 million
(2025: R203 million) (2024: R196 million) and Moab Khotsong operations of R511 million (2025: R329 million)
(2024: R380 million).
(f)The realised effective portion of the hedge-accounted gold derivatives was impacted by the average gold market spot price of
R2 301 395/kg (2025: R1 644 902/kg) (2024: R1 249 344/kg) during the 2026 financial year compared to the average forward price of matured contracts of R1 442 602/kg (2025: R1 306 033/kg) (2024: R1 134 735/kg). Refer to note 17 for further information.
(g)These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised.
(h)A geographical analysis of revenue origin is provided in the segment report. Refer to note 40 for further information.